Share Capital - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended
	May 03, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Number of ordinary shares in exchange for two warrants			8,733,400
Number of shares issued	11,000,000
Public offering price	$ 24
Proceeds from issuing shares	$ 243,900
Underwriting discounts and commissions	13,200
Other offering expense	6,900
Conversion event description			one-for-one basis
Net settlement resulted in increase in treasury shares				$ (124,109)
Private placement derivatives gain (losses) prior to conversion		$ 57,600		364,200
Private Placement Derivative	3,005,000
Private Placement Liability	$ 1,398,000
Increase in shares due to conversion of preference share to ordinary shares	1,800,000
Increase in share premium due to conversion of preference shares to ordinary shares	$ 4,401,100
Income (losses) recognized on remeasurement of warrant liability		123,000		146,700
Restricted Share Units
Disclosure of classes of share capital [line items]
Number of share vested	16,251,664
Shares withheld	5,171,224
Price per ordinary share	$ 24
Net settlement resulted in increase in treasury shares	$ 124,100
Series C Preference Shares
Disclosure of classes of share capital [line items]
Dividends recognized		7,300		28,600
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued			320,817,715		320,121,800
Dividends declared		7,200		7,200
Special shares and preference shares [member]
Disclosure of classes of share capital [line items]
Dividends declared		$ 11,000		$ 11,000